BORROWINGS - OTHER BORROWINGS (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	R 8,973.8	R 3,803.6
Loans raised	69,593.8	17,280.5	R 1,552.0
Loans repaid	(55,719.5)	(11,834.7)	(1,572.9)
Balance at end of period	25,649.5	8,973.8	3,803.6
Other borrowings
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	749.5
Loans raised	14,721.5	7,472.6	552.0
Loans repaid	(14,992.3)	(6,723.1)	R (552.0)
Balance at end of period	R 478.7	R 749.5